PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets
Components of prepayments and other current assets as of December 31, 2020 and 2021 were as follows (RMB in millions):

	2020	2021
Prepayments and other deposits	3,931	3,952
Receivable related to financial services (Note 2)	2,462	3,679
Prepaid expenses	454	224
Interest receivable s	350	621
Others	658	556

Total	7,855	9,032